Trade payables and accrued expenses	12 Months Ended
Mar. 31, 2020
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Trade payables and accrued expenses
15. Trade payables and accrued expenses
Trade payables and accrued expenses consist of the followings:

	As at March 31,
	2019		2020
Trade payables	₹	28,527	₹	27,053
Accrued expenses		59,777		51,076

	₹	88,304	₹	78,129